UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215-99

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSVX Small-Cap Value Fund –
.
PASVX Small-Cap Value Fund–
.
Advisor  Class
PRVIX Small-Cap Value Fund–
.
I  Class
TRZVX Small-Cap Value Fund–
.
Z Class

T. ROWE PRICE Small-Cap Value Fund
HIGHLIGHTS
The Small-Cap Value Fund advanced but underperformed the Russell 2000
Value Index in 2023 amid a challenging macroeconomic backdrop. Interest rates acutely affected our holdings throughout the period, and a market rally toward period-end lifted high-beta, expensive, and nonearning stocks, which do not fit our investment profile.
Stock selection in the consumer discretionary and energy sectors weighed on relative results, while our stock choices in materials and health care proved beneficial.
There were no thematic shifts in our positioning, which is driven by bottom-up stock selection, but we found several compelling new opportunities in energy.
We are cautious following the market’s surge, seeing not only the green shoots that drove strong upside, but also areas that could cause the Federal Reserve to reduce rates more slowly than the market anticipates. Regardless of what lies ahead, we continue to approach our opportunity set with a focus on long-term investment horizons and best-in-class businesses that are trading at attractive valuations.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Small-Cap Value Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Small-Cap Value Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Value Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Small-Cap Value Fund returned 12.22% in 2023, underperforming the
Russell 2000 Value Index benchmark. The fund also trailed the return of its
Lipper peer group. Lipper currently classifies the fund as a small-cap core portfolio, but we have not changed our investment approach. (Returns for the
Advisor, I, and Z Class shares varied slightly, reflecting different fee structures.
Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
While U.S. equities produced
strong returns in 2023 and
the fund posted double-digit
gains, it was a challenging
year from a relative
perspective. Interest rates
acutely affected our holdings
throughout the period,
and a market rally toward
period-end lifted high-beta,
expensive, and nonearning
stocks that do not fit our
investment profile. The
rising rates that are usually
supportive of banks, our
largest industry allocation,
had the opposite effect. Meanwhile, we had less exposure to high-performing areas like specialty retail and homebuilders. From an overall sector perspective, our holdings in consumer discretionary and energy weighed on relative results, while stock selection in materials and health care added value.
The consumer discretionary sector detracted from relative results, primarily due to stock selection, but an underweight allocation also proved detrimental.
Labor cost pressures, auto service deferrals, and customer trade-downs to opening price-point tires weighed on the share price of Monro, a consolidator
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Small-Cap Value Fund –
.
8.11% 12.22%
Small-Cap Value Fund–
.
Advisor  Class 7.89 11.87
Small-Cap Value Fund–
.
I  Class 8.15 12.33
Small-Cap Value Fund–
.
Z  Class 8.51 13.08
Russell 2000 Value Index 11.85 14.65
Russell 2000 Index 8.18 16.93
Lipper Small-Cap Value
Funds Index 11.82 16.33
Lipper Small-Cap Core
Funds Index 8.96 16.15

T. ROWE PRICE Small-Cap Value Fund

in the fragmented auto maintenance and repair industry. Despite near-term challenges, we like Monro for the stability of the business and its insulation from e-commerce. Marriott Vacations Worldwide is one of the largest vacation ownership and timeshare exchange companies with an attractive property portfolio across multiple geographies and brands. Shares fell in the summer after a disappointing quarter highlighted challenges with the rollout of new initiatives and with some brand conversions. Later in the year, shares were pressured again as default rates in the loan portfolio were higher than expected, raising concerns about whether this was a guidance issue or a warning sign for the consumer. We continue to believe this is an attractive business with a strong management team and opportunistically increased our position. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The energy sector also hindered relative performance, mainly due to stock choices. Shares of Enerflex, a Canadian gas services company, receded as a series of modest reductions to forward guidance and a reduced free cash flow profile related to the ongoing integration of Exterran weighed on investor sentiment. A chief financial officer transition was also not well received. We believe there is upside potential from current valuations and have a positive view of the company’s deleveraging efforts. Shares of U.S. exploration and production (E&P) company Magnolia Oil and Gas exhibited volatility and ultimately finished lower on concerns regarding the potential for a deceleration in the oil production segment of the business. We maintain a favorable view of the company and its strong balance sheet and free cash flow production.
On the positive side, stock selection in materials contributed to relative returns.
Constellium is a manufacturer of refined downstream aluminum products.
Shares rose for the year as the management team has begun to execute a structural shift toward higher-margin products while emphasizing deleveraging and capital discipline in the process. The company has benefited from easing inflationary pressures as well as strengthening across multiple end markets.
Health care also added value due to stock choices. Blueprint Medicines is a commercial-stage biotechnology company focused on developing precision small molecule treatments for cancer. Shares rose sharply late in the period on reports that sales exceeded estimates for its Ayvakit medicine, which is primarily used for patients with indolent systemic mastocytosis (ISM).
The company has also released positive news regarding elenestinib, a KIT
D816V inhibitor that also treats ISM. Recent data seemingly confirming
Blueprint’s dominance relative to a competitor within the ISM market further boosted shares. Shares of clinical-stage biopharmaceutical company Karuna
Therapeutics spiked following an announcement that Bristol-Myers Squibb plans to acquire the company.

T. ROWE PRICE Small-Cap Value Fund

How is the fund positioned?
While there were no large thematic shifts in the portfolio, we were net sellers in a year of strong gains, with valuations looking broadly full, in our view. That said, we found compelling opportunities in the energy sector, which accounted for several top purchases. Conversely, some of the largest sales occurred within the industrials and business services sector. The sector has been a strong performer for some time and appears to be approaching late cycle, in our opinion. However, we are not making any sector bets and bottom-up stock selection continued to drive our portfolio positioning, with trades spanning the various sectors.
Within energy, we look for situations where valuations balance the risk in the space. We seek to build positions in quality companies, especially those with attractive acreage for production and the ability to withstand any sector headwinds. We initiated several new positions, including Southwestern Energy,
Range Resources, Permian Resources, and SM Energy. Southwestern Energy
and Range Resources are U.S. onshore E&P companies that we believe will benefit from a favorable long-term U.S. natural gas outlook. SM Energy and
Permian Resources are Texas-based oil drillers that we like for their low-cost production and quality assets.
Other top purchases included
The New York Times, which
owns the most widely read
newspaper in the U.S., and
NETSTREIT, a real estate
investment trust that owns
and acquires single-tenant
retail properties subject
to triple net leases with
high credit quality tenants,
making the company a
more defensive holding. We
believe The New York Times
can generate earnings per
share growth, with solid
sales growth and margin
expansion coming from a
mix shift toward higher-
margin digital revenues and
slower operating expenditure
growth following a period of
high investment.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Financials   24.6% 27.3%
Industrials and Business
Services   14.5 14.4
Consumer Discretionary   10.8 10.9
Health Care   11.2 9.7
Real Estate   9.9 9.6
Energy   7.9 8.1
Information Technology   5.9 6.5
Materials   4.6 4.8
Utilities   4.9 3.9
Consumer Staples   2.9 1.8
Communication Services   1.0 1.4
Other and Reserves   1.8 1.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Value Fund

Industrials and business services is our second-largest sector allocation, and we remain overweight relative to the benchmark, but the sector accounted for several of our largest sales. We eliminated our stakes in Univar Solutions and
CIRCOR International following announcements that each would be acquired.
We exited Triumph Group, a commercial aerospace and military parts, systems, and services provider, to fund higher-conviction ideas. We also trimmed our position in SPX Technologies, a company that supplies infrastructure equipment via its HVAC and Detection and Measurement segments. Several consecutive quarterly results reflecting broad-based strength sent the stock price higher, and we reduced on strength. We maintain a positive view of the company and believe that management can continue to augment the company’s organic growth profile through product innovation, process improvements, and prudent capital allocation.
Rounding out top sales are Belden, a provider of signal transmission solutions and a longtime holding, which we exited following share price appreciation, and BRP Group, a U.S. insurance brokerage company that we used as a source of funds. A long reinvestment phase has pressured BRP’s margins, but we maintain a positive view of the company’s ability to gain share in an attractive industry through continued organic growth.
What is portfolio management’s outlook?
Arguably the most significant factor affecting the U.S. economy throughout
2023 was rising interest rates in response to elevated inflation. The Federal
Reserve raised short-term interest rates four times through the end of July, lifting the fed funds target rate to the 5.25% to 5.50% range. However, equities rallied in the fourth quarter as longer-term interest rates fell sharply in response to weaker-than-expected inflation and labor market data, and as Fed officials projected at their mid-December policy meeting that there could be three quarter-point interest rate cuts in 2024. In fact, December brought one of the Russell 2000 Value Index’s best months ever, and the market has now priced in much of that positive news.
We are cautious following the market’s surge, seeing not only the green shoots that drove strong upside, but also areas that could cause the Fed to reduce rates more slowly than the market anticipates. We’re also heading into what will likely be a highly contentious election year in the U.S., while geopolitical

T. ROWE PRICE Small-Cap Value Fund

tensions run high across most of the world. Regardless of what lies ahead, we remain confident in our bottom-up stock selection process and continue to approach our opportunity set with a focus on long‐term investment horizons and best-in-class businesses that are trading at attractive valuations.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Small-Cap Value Fund

RISKS OF INVESTING IN THE FUND
The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time, or a stock judged to be undervalued may actually be appropriately priced at a low level. Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies and, to a lesser extent, micro-cap companies, the fund is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small- and micro-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade. Micro-cap stocks may be even more thinly traded, making it difficult for the fund to buy, sell, and value their shares.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Small-Cap Value Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Matador Resources 1.4%
PennyMac Financial Services 1.3
Pinnacle Financial Partners 1.3
Meritage Homes 1.2
TechnipFMC 1.1
Terreno Realty 1.1
Live Oak Bancshares 1.1
SouthState 1.0
Cava Group 1.0
Strategic Education 1.0
Beacon Roofing Supply 1.0
Columbia Banking System 1.0
BankUnited 1.0
Houlihan Lokey 0.9
Popular 0.9
Constellium 0.9
Littelfuse 0.9
UFP Industries 0.9
Landstar System 0.9
IDACORP 0.9
EastGroup Properties 0.9
New York Times 0.8
Select Medical Holdings 0.8
Eastern Bankshares 0.8
Hannon Armstrong Sustainable Infrastructure Capital 0.8
Total 24.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Value Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SMALL-CAP VALUE FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Small-Cap Value Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Small-Cap Value Fund –
.
12.22% 10.19% 7.21% – –
Small-Cap Value Fund–
.
Advisor  Class 11.87 9.84 6.89 – –
Small-Cap Value Fund–
.
I  Class 12.33 10.31 – 9.48% 8/28/15
Small-Cap Value Fund–
.
Z  Class 13.08 – – 21.23 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Adviso r,
0.03
I , and
0.04
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Small-Cap Value Fund 0.82%
Small-Cap Value Fund–Advisor Class 1.17
Small-Cap Value Fund–I Class 0.70
Small-Cap Value Fund–Z Class 0.68
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Small-Cap Value Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Small-Cap Value Fund

SMALL-CAP VALUE FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,081.10 $4.09
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.27   3.97
Advisor Class
Actual   1,000.00   1,078.90   6.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.41   5.85
I Class
Actual   1,000.00   1,081.50   3.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.83   3.41
Z Class
Actual   1,000.00   1,085.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%,
the
2
Advisor Class was 1.15%, the
3
I Class was 0.67%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 47.90 $ 61.79 $ 52.79 $ 47.91 $ 39.85
Investment activities
Net investment income
(1)(2)
0.36 0.20 0.18 0.23 0.21
Net realized and unrealized gain/
loss 5.43 (11.56) 13.13 5.72 10.05
Total from investment activities 5.79 (11.36) 13.31 5.95 10.26
Distributions
Net investment income (0.33) (0.18) (0.21) (0.19) (0.29)
Net realized gain (1.37) (2.35) (4.10) (0.88) (1.91)
Total distributions (1.70) (2.53) (4.31) (1.07) (2.20)
NET ASSET VALUE
End of period $ 51.99 $ 47.90 $ 61.79 $ 52.79 $ 47.91
Ratios/Supplemental Data
Total return
(2)(3)
12.22% (18.55)% 25.54% 12.50% 25.84%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.78% 0.79% 0.75% 0.76% 0.77%
Net expenses after waivers/
payments by Price Associates 0.78% 0.79% 0.75% 0.76% 0.77%
Net investment income 0.74% 0.37% 0.29% 0.53% 0.45%
Portfolio turnover rate 27.5% 20.7% 25.1% 28.0% 22.3%
Net assets, end of period (in
millions) $4,532 $4,565 $7,722 $6,301 $8,019
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 47.76 $ 61.60 $ 52.64 $ 47.80 $ 39.75
Investment activities
Net investment income (loss)
(1)(2)
0.22 0.02 (0.02) 0.11 0.07
Net realized and unrealized gain/
loss 5.39 (11.51) 13.08 5.66 10.02
Total from investment activities 5.61 (11.49) 13.06 5.77 10.09
Distributions
Net investment income (0.12) — — (0.05) (0.13)
Net realized gain (1.37) (2.35) (4.10) (0.88) (1.91)
Total distributions (1.49) (2.35) (4.10) (0.93) (2.04)
NET ASSET VALUE
End of period $ 51.88 $ 47.76 $ 61.60 $ 52.64 $ 47.80
Ratios/Supplemental Data
Total return
(2)(3)
11.87% (18.81)% 25.12% 12.14% 25.47%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.08% 1.14% 1.08% 1.06% 1.08%
Net expenses after waivers/
payments by Price Associates 1.08% 1.14% 1.08% 1.06% 1.08%
Net investment income (loss) 0.44% 0.03% (0.04)% 0.25% 0.15%
Portfolio turnover rate 27.5% 20.7% 25.1% 28.0% 22.3%
Net assets, end of period (in
millions) $65 $77 $105 $97 $105
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 47.80 $ 61.72 $ 52.76 $ 47.89 $ 39.84
Investment activities
Net investment income
(1)(2)
0.42 0.28 0.25 0.27 0.26
Net realized and unrealized gain/
loss 5.41 (11.55) 13.12 5.72 10.05
Total from investment activities 5.83 (11.27) 13.37 5.99 10.31
Distributions
Net investment income (0.39) (0.30) (0.31) (0.24) (0.35)
Net realized gain (1.37) (2.35) (4.10) (0.88) (1.91)
Total distributions (1.76) (2.65) (4.41) (1.12) (2.26)
NET ASSET VALUE
End of period $ 51.87 $ 47.80 $ 61.72 $ 52.76 $ 47.89
Ratios/Supplemental Data
Total return
(2)(3)
12.33% (18.43)% 25.67% 12.59% 25.97%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.67% 0.67% 0.65% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.67% 0.67% 0.65% 0.66% 0.66%
Net investment income 0.86% 0.52% 0.40% 0.63% 0.56%
Portfolio turnover rate 27.5% 20.7% 25.1% 28.0% 22.3%
Net assets, end of period (in
millions) $2,975 $2,900 $2,388 $1,507 $2,305
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 47.95 $ 61.88 $ 52.83 $ 30.66
Investment activities
Net investment income
(2)(3)
0.75 0.63 0.64 0.43
Net realized and unrealized gain/loss 5.44 (11.59) 13.16 23.08
Total from investment activities 6.19 (10.96) 13.80 23.51
Distributions
Net investment income (0.71) (0.62) (0.65) (0.46)
Net realized gain (1.37) (2.35) (4.10) (0.88)
Total distributions (2.08) (2.97) (4.75) (1.34)
NET ASSET VALUE
End of period $ 52.06 $ 47.95 $ 61.88 $ 52.83
Ratios/Supplemental Data
Total return
(3)(4)
13.08% (17.90)% 26.48% 76.84%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.65% 0.65% 0.64% 0.64%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.53% 1.17% 1.04% 1.26%
(5)
Portfolio turnover rate 27.5% 20.7% 25.1% 28.0%
Net assets, end of period (in millions) $3,004 $2,754 $4,046 $3,420
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Value Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.1%
COMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent  (1)(2) 866,200 21,949
GCI Liberty, Class A, EC  (1)(3) 399,039 —
21,949
Media 1.2%
Advantage Solutions  (1)(2) 6,235,023 22,571
Advantage Solutions, Warrants, 12/31/26, 11.50%  (1) 400,000 36
Boston Omaha, Class A  (1) 418,158 6,578
New York Times, Class A  (2) 1,773,200 86,869
Nexstar Media Group  59,700 9,358
125,412
Total Communication Services 147,361
CONSUMER DISCRETIONARY 10.8%
Automobile Components 1.3%
Dorman Products  (1) 612,933 51,125
LCI Industries  (2) 331,341 41,653
Modine Manufacturing  (1) 223,000 13,313
Strattec Security  (1)(4) 234,215 5,881
Visteon  (1) 174,046 21,738
133,710
Broadline Retail 0.3%
Kohl's  722,600 20,724
Savers Value Village  (1)(2) 658,317 11,442
32,166
Distributors 0.1%
Pool Corp  (2) 29,263 11,667
11,667
Diversified Consumer Services 1.1%
Clear Secure, Class A  (2) 273,043 5,638
Strategic Education  1,169,412 108,019
113,657
Hotels, Restaurants & Leisure 2.8%
BJ's Restaurants  (1) 616,837 22,212
Cava Group  (1)(2) 2,550,215 109,608
Dutch Bros, Class A  (1) 777,581 24,626
Marriott Vacations Worldwide  445,356 37,806
Papa John's International  (2) 882,881 67,302
SeaWorld Entertainment  (1) 87,200 4,607

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311  (1)(3)(5)(6) 1,439,856 7,804
Wyndham Hotels & Resorts  289,300 23,263
297,228
Household Durables 1.4%
Meritage Homes  725,590 126,398
Skyline Champion  (1) 263,600 19,575
145,973
Leisure Products 0.2%
Peloton Interactive, Class A  (1)(2) 2,821,300 17,182
Rad Power Bikes, Class A, Acquisition Date: 1/22/18 - 9/16/19,
Cost $21,320  (1)(3)(5) 3,355,939 1,040
18,222
Specialty Retail 2.4%
Abercrombie & Fitch, Class A  (1) 117,400 10,357
Asbury Automotive Group  (1) 165,500 37,232
Caleres  1,234,000 37,921
Carvana  (1)(2) 438,400 23,209
Chewy, Class A  (1) 995,000 23,512
Floor & Decor Holdings, Class A  (1)(2) 201,400 22,468
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908  (1)(3)(5) 907,892 427
Group 1 Automotive  148,200 45,162
Monro  (2) 1,471,566 43,176
Rent the Runway, Class A  (1)(2) 2,859,465 1,508
RH  (1)(2) 47,200 13,758
258,730
Textiles, Apparel & Luxury Goods 1.2%
Bombas, Acquisition Date: 2/12/21, Cost $14,601  (1)(3)(5) 3,303,766 9,581
Figs, Class A  (1)(2) 5,869,017 40,789
Oxford Industries  123,700 12,370
Steven Madden  (2) 1,441,140 60,528
123,268
Total Consumer Discretionary 1,134,621
CONSUMER STAPLES 1.8%
Beverages 0.4%
Boston Beer, Class A  (1) 25,966 8,974
Coca-Cola Consolidated  40,374 37,483
46,457
Food Products 1.4%
Farmers Business Network, Warrants, 9/29/33, Acquisition Date:
9/29/23, Cost $—  (1)(3)(5) 10,691,000 —
Nomad Foods  (1) 3,764,400 63,807
Post Holdings  (1) 528,530 46,542

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simply Good Foods  (1) 1,017,281 40,284
150,633
Total Consumer Staples 197,090
ENERGY 8.1%
Energy Equipment & Services 3.6%
Cactus, Class A  1,276,629 57,959
ChampionX  2,299,962 67,182
Enerflex (CAD)  (2) 7,491,029 34,655
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875  (1)(3)(4)(5)(6) 20,874,541 12,107
Expro Group Holdings  (1) 2,806,509 44,680
Liberty Energy, Class A  2,158,799 39,161
Ranger Energy Services  1,037,584 10,614
TechnipFMC  5,876,293 118,349
384,707
Oil, Gas & Consumable Fuels 4.5%
Advantage Energy (CAD)  (1)(2) 3,211,047 20,671
International Seaways  67,172 3,055
Magnolia Oil & Gas, Class A  (2) 2,585,165 55,038
Matador Resources  2,682,051 152,502
Permian Resources  3,793,400 51,590
Range Resources  2,365,900 72,018
SM Energy  1,222,100 47,320
Southwestern Energy  (1) 11,817,900 77,407
479,601
Total Energy 864,308
FINANCIALS 27.0%
Banks 17.9%
BankUnited  3,127,658 101,430
Blue Foundry Bancorp  (1)(2) 891,652 8,622
Cadence Bank  358,400 10,605
Cathay General Bancorp  685,700 30,562
Coastal Financial  (1) 583,316 25,905
Columbia Banking System  3,802,062 101,439
Columbia Financial  (1)(2) 1,056,610 20,371
CRB Group, Acquisition Date: 4/14/22, Cost $3,215  (1)(3)(5) 30,579 2,233
CrossFirst Bankshares, Class A  (1) 2,114,605 28,716
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923  (1)(3)(4)(5) 292,336 5,130
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436  (1)(3)(4)(5) 143,582 2,520
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (1)(3)(4)(5) 43,592 342
East West Bancorp  1,126,375 81,043

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eastern Bankshares  5,910,508 83,929
Farmers & Merchants Bank of Long Beach  2,471 12,666
FB Financial  1,519,823 60,565
First Bancshares  696,781 20,437
FS Bancorp  (4) 666,558 24,636
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034  (1)(3)(5) 503,404 1,510
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (1)(3)(5) 100,220 31
HarborOne Bancorp  2,711,073 32,479
Home BancShares  3,095,351 78,405
John Marshall Bancorp  (4) 1,061,663 23,951
Kearny Financial  2,272,955 20,388
Live Oak Bancshares  (4) 2,467,336 112,264
Metropolitan Bank Holding  (1)(4) 578,623 32,044
National Bank Holdings, Class A  1,803,865 67,086
Origin Bancorp  1,030,449 36,653
Pacific Premier Bancorp  916,473 26,679
Pinnacle Financial Partners  1,554,334 135,569
Ponce Financial Group  (1) 1,760,577 17,183
Popular  1,198,736 98,380
Preferred Bank  565,709 41,325
Prosperity Bancshares  308,900 20,922
Provident Bancorp  (1)(2) 1,172,807 11,810
Sandy Spring Bancorp  1,650,537 44,961
Southern First Bancshares  (1)(4) 451,922 16,766
SouthState  1,307,337 110,405
Texas Capital Bancshares  (1) 1,047,938 67,728
Towne Bank  2,317,052 68,955
Veritex Holdings  1,212,290 28,210
Webster Financial  798,487 40,531
Western Alliance Bancorp  1,114,707 73,337
WSFS Financial  1,462,128 67,156
1,895,879
Capital Markets 2.3%
AssetMark Financial Holdings  (1) 973,184 29,147
Houlihan Lokey  822,123 98,581
Main Street Capital  (2) 276,032 11,933
OTC Markets Group, Class A  403,854 22,575
StepStone Group, Class A  568,175 18,085
Virtus Investment Partners  237,752 57,479
237,800
Consumer Finance 0.7%
Green Dot, Class A  (1) 2,425,598 24,013
NerdWallet, Class A  (1) 1,428,978 21,035

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRA Group  (1) 917,298 24,033
69,081
Financial Services 2.9%
PennyMac Financial Services  1,547,294 136,734
Radian Group  2,401,876 68,574
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244  (1)(3)(5) 38,630 440
Voya Financial  364,300 26,579
Walker & Dunlop  686,704 76,231
308,558
Insurance 1.9%
BRP Group, Class A  (1) 315,826 7,586
Coalition, Acquisition Date: 9/13/21, Cost $357  (1)(3)(5) 21,587 209
First American Financial  565,769 36,458
Hagerty, Warrants, 12/1/26, 11.50%  (1) 257,272 251
James River Group Holdings  1,796,039 16,595
Palomar Holdings  (1) 88,386 4,906
ProAssurance  2,522,527 34,786
Ryan Specialty Holdings, Class A  (1) 1,217,528 52,378
Selective Insurance Group  250,926 24,962
Skyward Specialty Insurance Group  (1)(2) 247,296 8,378
White Mountains Insurance Group  9,500 14,298
200,807
Mortgage Real Estate Investment Trusts 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, REIT  (2) 3,015,795 83,176
PennyMac Mortgage Investment Trust, REIT  (2) 3,716,472 55,561
138,737
Total Financials 2,850,862
HEALTH CARE 9.1%
Biotechnology 4.4%
Apellis Pharmaceuticals  (1) 477,425 28,579
Ascendis Pharma, ADR  (1) 264,500 33,314
Black Diamond Therapeutics  (1)(2) 2,317,200 6,511
Blueprint Medicines  (1) 280,832 25,904
Bridgebio Pharma  (1) 284,200 11,473
Cabaletta Bio  (1) 483,446 10,974
Crinetics Pharmaceuticals  (1) 439,700 15,645
CRISPR Therapeutics  (1)(2) 288,400 18,054
Cytokinetics  (1) 328,400 27,418
Denali Therapeutics  (1) 289,938 6,222
HilleVax  (1)(2) 346,262 5,557
Icosavax  (1) 1,240,955 19,557
Immatics  (1)(2) 548,337 5,774

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insmed  (1) 1,122,429 34,784
Ionis Pharmaceuticals  (1) 902,100 45,637
Karuna Therapeutics  (1) 158,930 50,303
Kymera Therapeutics  (1)(2) 404,853 10,308
MacroGenics  (1)(2) 1,646,300 15,837
MoonLake Immunotherapeutics  (1)(2) 154,886 9,354
MorphoSys, ADR  (1) 1,278,700 12,659
Relay Therapeutics  (1) 440,113 4,846
Syndax Pharmaceuticals  (1) 878,100 18,976
Verve Therapeutics  (1)(2) 795,431 11,088
Xencor  (1) 799,158 16,966
Xenon Pharmaceuticals  (1) 147,374 6,788
Zentalis Pharmaceuticals  (1)(2) 635,185 9,623
462,151
Health Care Equipment & Supplies 1.5%
Atrion  71,117 26,938
Avanos Medical  (1) 1,141,100 25,595
Lantheus Holdings  (1) 621,319 38,522
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910  (1)(3)
(5) 2,631,808 1,053
QuidelOrtho (1) 695,468 51,256
Utah Medical Products  167,538 14,110
157,474
Health Care Providers & Services 2.4%
Agiliti (1)(2) 2,446,393 19,376
Alignment Healthcare  (1) 3,419,010 29,438
Capsule, Acquisition Date: 4/7/21, Cost $3,065  (1)(3)(5) 211,518 298
Ensign Group  695,472 78,039
Innovage Holding  (1) 3,117,994 18,708
Pennant Group  (1) 1,676,162 23,332
Select Medical Holdings  3,667,334 86,182
255,373
Health Care Technology 0.4%
Multiplan (1)(2) 14,621,100 21,055
Phreesia  (1) 1,113,924 25,787
46,842
Life Sciences Tools & Services 0.1%
Sotera Health  (1)(2) 312,400 5,264
5,264
Pharmaceuticals 0.3%
Elanco Animal Health  (1) 812,900 12,112
EyePoint Pharmaceuticals  (1) 413,311 9,552

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structure Therapeutics, ADR  (1) 205,000 8,356
30,020
Total Health Care 957,124
INDUSTRIALS & BUSINESS SERVICES 13.9%
Aerospace & Defense 0.6%
Leonardo DRS  (1) 1,002,908 20,099
Moog, Class A  298,800 43,260
63,359
Building Products 1.9%
CSW Industrials  250,648 51,987
UFP Industries  758,002 95,167
Zurn Elkay Water Solutions  1,898,235 55,827
202,981
Commercial Services & Supplies 1.9%
Brady, Class A  1,018,392 59,769
Casella Waste Systems, Class A  (1) 292,900 25,031
MSA Safety  200,803 33,902
Stericycle  (1) 221,900 10,997
Tetra Tech  155,741 25,998
UniFirst  155,600 28,461
VSE  275,322 17,789
201,947
Construction & Engineering 0.6%
Arcosa  201,800 16,677
MYR Group  (1) 38,500 5,568
Valmont Industries  167,616 39,140
WillScot Mobile Mini Holdings  (1) 126,500 5,629
67,014
Electrical Equipment 0.4%
Thermon Group Holdings  (1) 1,181,307 38,475
38,475
Ground Transportation 0.9%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (1)
(3)(5) 86,098 —
Landstar System  484,300 93,785
93,785
Machinery 3.2%
Alamo Group  216,900 45,590
Crane  232,100 27,420
Esab  718,871 62,269
ESCO Technologies  395,487 46,284
Federal Signal  59,300 4,551

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Helios Technologies  533,636 24,200
Hydrofarm Holdings Group  (1)(2) 534,357 490
John Bean Technologies  269,700 26,822
RBC Bearings  (1)(2) 226,151 64,428
Shyft Group  642,500 7,851
SPX Technologies  (1) 306,900 31,000
340,905
Marine Transportation 0.2%
Matson  227,807 24,968
24,968
Passenger Airlines 0.5%
Allegiant Travel  (2) 455,607 37,638
Sun Country Airlines Holdings  (1)(2) 1,186,511 18,664
56,302
Professional Services 1.8%
ASGN (1) 237,800 22,869
Checkr, Acquisition Date: 6/29/18, Cost $866  (1)(3)(5) 211,422 1,142
Conduent  (1) 6,777,438 24,738
FTI Consulting  (1) 199,577 39,746
Parsons  (1) 1,032,660 64,758
Paycor HCM  (1)(2) 1,497,365 32,328
185,581
Trading Companies & Distributors 1.9%
Beacon Roofing Supply  (1) 1,166,645 101,521
Herc Holdings  264,810 39,428
McGrath RentCorp  202,901 24,271
MSC Industrial Direct, Class A  50,800 5,144
Rush Enterprises, Class A  695,213 34,969
205,333
Total Industrials & Business Services 1,480,650
INFORMATION TECHNOLOGY 6.0%
Communications Equipment 0.4%
Viavi Solutions  (1) 3,796,500 38,231
38,231
Electronic Equipment, Instruments & Components 2.4%
Knowles (1) 1,264,300 22,643
Littelfuse  356,634 95,421
Mirion Technologies  (1)(2) 4,539,010 46,525
PAR Technology  (1)(2) 386,636 16,834
Vishay Intertechnology  1,012,000 24,258
Vontier  1,237,400 42,752
248,433

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 0.2%
Endava, ADR  (1)(2) 298,000 23,199
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039  (1)(3)(5) 135,360 2,649
25,848
Semiconductors & Semiconductor Equipment 1.6%
Diodes (1) 253,000 20,372
Entegris  67,718 8,114
Lattice Semiconductor  (1) 282,257 19,473
MACOM Technology Solutions Holdings  (1) 676,100 62,843
Onto Innovation  (1) 415,301 63,499
174,301
Software 1.4%
Altair Engineering, Class A  (1) 105,900 8,911
Amplitude, Class A  (1) 438,000 5,571
Apiture, Acquisition Date: 11/6/23, Cost $252  (1)(3)(5) 15,000 252
Apiture, Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099  (1)(3)(5) 687,865 11,549
DoubleVerify Holdings  (1) 852,095 31,340
Enfusion, Class A  (1)(2) 587,100 5,695
Envestnet  (1) 230,146 11,397
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473  (1)(3)(5) 559,515 8,605
Intapp  (1) 192,731 7,328
JFrog  (1)(2) 354,400 12,266
nCino  (1)(2) 756,074 25,427
Socure, Acquisition Date: 12/22/21, Cost $2,410  (1)(3)(5) 149,990 937
Workiva  (1) 161,536 16,401
145,679
Total Information Technology 632,492
MATERIALS 4.5%
Chemicals 1.7%
Element Solutions  3,407,500 78,849
Hawkins  197,586 13,914
Orion  (2) 1,740,591 48,267
Quaker Chemical  185,300 39,547
180,577
Containers & Packaging 0.2%
Myers Industries  505,989 9,892
Pactiv Evergreen  315,200 4,322
Sealed Air  114,900 4,196
18,410
Metals & Mining 2.1%
Alpha Metallurgical Resources  34,200 11,591
Carpenter Technology  462,565 32,750
Constellium  (1) 4,785,085 95,510

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reliance Steel & Aluminum  281,065 78,608
218,459
Paper & Forest Products 0.5%
Clearwater Paper  (1) 795,152 28,721
West Fraser Timber (CAD)  202,610 17,333
West Fraser Timber  (2) 60,700 5,195
51,249
Total Materials 468,695
REAL ESTATE 9.6%
Diversified Real Estate Investment Trusts 0.6%
Essential Properties Realty Trust, REIT  2,463,623 62,970
62,970
Hotel & Resort Real Estate Investment Trusts 1.2%
Apple Hospitality, REIT  (2) 3,712,706 61,668
Pebblebrook Hotel Trust, REIT  (2) 3,788,800 60,545
122,213
Industrial Real Estate Investment Trusts 2.0%
EastGroup Properties, REIT  492,600 90,412
Innovative Industrial Properties, REIT  (2) 80,700 8,136
Terreno Realty, REIT  (2) 1,846,000 115,689
214,237
Office Real Estate Investment Trusts 0.2%
IQHQ, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130  (1)(3)(5) 866,287 16,347
16,347
Real Estate Management & Development 1.9%
FirstService  405,500 65,727
Opendoor Technologies, Class A  (1)(2) 1,845,297 8,267
St. Joe  1,157,868 69,681
Tricon Residential  (2) 6,445,697 58,656
202,331
Residential Real Estate Investment Trusts 1.2%
Apartment Investment & Management, Class A, REIT  (1) 2,031,265 15,905
Independence Realty Trust, REIT  3,503,400 53,602
NexPoint Residential Trust, REIT  715,200 24,624
UMH Properties, REIT  2,280,000 34,930
129,061
Retail Real Estate Investment Trusts 1.0%
NETSTREIT, REIT  3,045,436 54,361
Saul Centers, REIT  (4) 1,318,406 51,774
106,135

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts 1.5%
CubeSmart, REIT  1,614,700 74,841
PotlatchDeltic, REIT  989,046 48,562
Safehold, REIT  (2) 1,518,050 35,523
158,926
Total Real Estate 1,012,220
UTILITIES 3.9%
Electric Utilities 2.0%
IDACORP  949,900 93,394
MGE Energy  810,537 58,610
OGE Energy  670,400 23,417
PNM Resources  984,975 40,975
216,396
Gas Utilities 1.0%
Chesapeake Utilities  411,681 43,486
ONE Gas  946,982 60,342
103,828
Multi-Utilities 0.1%
Northwestern Energy Group  255,135 12,984
12,984
Water Utilities 0.8%
Artesian Resources, Class A  483,063 20,023
California Water Service Group  813,639 42,203
Middlesex Water  274,763 18,030
80,256
Total Utilities 413,464
Total Common Stocks (Cost $6,960,538) 10,158,887
CONVERTIBLE BONDS 0.2%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $597  (1)(3)(5) 597,290 —
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691  (1)(3)(5) 10,691,000 10,691
Stash Financial, 5.00%, 3/23/26, Acquisition Date: 9/8/23,
Cost $9,400  (1)(3)(5) 9,400,000 9,400
Total Convertible Bonds (Cost $20,688) 20,091

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 2.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539  (1)(3)
(5)(6) 282,711 1,532
1,532
Specialty Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383  (1)(3)(5) 2,127,647 2,128
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471  (1)(3)(5) 406,249 4,546
6,674
Total Consumer Discretionary 8,206
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529  (1)(3)(5) 841,026 4,390
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362  (1)(3)(5) 144,247 753
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881  (1)(3)(5) 26,661 139
Total Consumer Staples 5,282
FINANCIALS 0.3%
Banks 0.1%
CRB Group, Acquisition Date: 1/28/22, Cost $11,470  (1)(3)(5) 109,095 7,965
7,965
Financial Services 0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157  (1)(3)(5) 445,224 5,071
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559  (1)(3)(5) 335,107 3,817
8,888
Insurance 0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422  (1)(3)
(5) 1,296,510 12,576
12,576
Total Financials 29,429
HEALTH CARE 0.6%
Biotechnology 0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269  (1)(3)(5) 331,043 1,390
1,390

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065  (1)(3)
(5) 211,518 298
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981  (1)(3)(5) 3,729,550 4,364
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347  (1)(3)(5) 3,272,913 3,829
8,491
Life Sciences Tools & Services 0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917  (1)(3)(5) 1,011,567 9,074
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453  (1)(3)(5) 472,388 28,688
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636  (1)(3)(5) 307,043 18,647
56,409
Total Health Care 66,290
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587  (1)(3)(5) 323,903 11,359
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645  (1)(3)
(5) 2,622,728 12,773
24,132
Electrical Equipment 0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776  (1)
(3)(5) 613,518 1,736
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,392  (1)(3)(4)(5) 8,531,194 10,238
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325  (1)(3)(4)(5) 15,050,275 18,060
30,034
Ground Transportation 0.0%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800  (1)(3)
(5) 1,462,353 —
—
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046  (1)(3)(5) 889,080 4,801
4,801
Total Industrials & Business Services 58,967
INFORMATION TECHNOLOGY 0.5%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684  (1)(3)(5) 30,470 596

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68  (1)(3)(5) 3,030 59
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74  (1)(3)(5) 3,310 65
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658  (1)(3)(5) 385,620 7,547
8,267
Software 0.4%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746  (1)(3)(5) 129,187 1,987
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259  (1)(3)(5) 241,168 3,709
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412  (1)(3)(5) 711,894 10,949
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227  (1)(3)(5) 542,859 8,349
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195  (1)(3)(5) 857,551 3,508
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458  (1)(3)(5) 309,802 1,267
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505  (1)(3)(5) 1,881,753 9,597
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929  (1)(3)
(5) 182,290 1,139
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404  (1)
(3)(5) 149,613 935
Socure, Series B, Acquisition Date: 12/22/21, Cost $43  (1)(3)(5) 2,706 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572  (1)(3)(5) 346,775 2,167
43,624
Total Information Technology 51,891
MATERIALS 0.3%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381  (1)(3)
(5) 275,749 5,592
5,592
Metals & Mining 0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318  (1)(3)(5) 522,347 22,347
22,347
Total Materials 27,939
Total Convertible Preferred Stocks (Cost $340,945) 248,004
CORPORATE BONDS 0.1%
PRA Group, 5.00%, 10/1/29  (2)(7) 3,073,000 2,504
PRA Group, 7.375%, 9/1/25  (2)(7) 7,182,000 7,110
Total Corporate Bonds (Cost $9,232) 9,614

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $144  (1)(3)(4)(5)(6) 143,910 151
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,287  (1)(3)(4)(5)(6) 1,286,870 1,531
Total Energy 1,682
Total Preferred Stocks (Cost $1,431) 1,682
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(8) 151,109,595 151,110
Total Short-Term Investments (Cost $151,110) 151,110
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(8) 2,523,292 2,523
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,523
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(8) 142,712,401 142,713
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 142,713
Total Securities Lending Collateral (Cost $145,236) 145,236
Total Investments in Securities
101.5% of Net Assets
(Cost $7,629,180) $ 10,734,624
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2023.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$355,983 and represents 3.4% of net assets.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$9,614 and represents 0.1% of net assets.
(8) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Boston Omaha, Class A  $ 3,247 $ (14,238) $ —
CELLINK, Series D  — (11,040) —
Checkr  — (486) —
Checkr, Series C  — (2,045) —
Clearwater Paper  1,560 (3,454) —
Cleerly, Series C  — (2,843) —
Dogwood State Bank, Non-Voting Shares  — (132) —
Dogwood State Bank, Voting Shares  — (64) —
Dogwood State Bank, Warrants, 5/6/24  — (10) —
Energy Reservoir Holdings, Class A-1  — 2,713 —
Energy Reservoir Holdings, Class A-3  — 7 —
Energy Reservoir Holdings, Class A-3  — 167 —
Epirus, Series C-2  — (1,872) —
Farmers Business Network, 15.00%, 9/29/25  — — 412
Farmers Business Network, Warrants, 9/29/33  — — —
Farmers Business Network, Series D  — (37,686) —
Farmers Business Network, Series E  — (6,464) —
Farmers Business Network, Series F  — (1,195) —
FS Bancorp  127 2,459 652
Gusto  — (1,931) —
Gusto, Series B  — (446) —
Gusto, Series B-2  — (832) —
Gusto, Series C  — (2,456) —
Gusto, Series D  — (1,873) —
Honor Technology, Series D  — (4,214) —
Honor Technology, Series E  — (3,699) —
IQHQ, REIT  — (7,909) —
James River Group Holdings  (17,893) (8,348) 757
John Marshall Bancorp  83 (5,992) 233
Kobold Metals, Series B-1  — 8,029 —
Live Oak Bancshares  448 37,379 297
Mesosphere, Series D  — — —
Metropolitan Bank Holding  64 94 —
Minted, Series E  — (958) —

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Myers Industries  $ 5,440 $ (11,728) $ 838
National Bank Holdings, Class A  (1,293) (8,310) 2,004
Preferred Bank  10,191 (9,170) 1,804
Ranger Energy Services  1,664 (2,070) 141
Saul Centers, REIT  181 (727) 5,468
SecurityScorecard, Series E  — 414 —
Southern First Bancshares  25 (3,982) —
Stash Financial  — (913) —
Stash Financial, 5.00%, 3/23/26  — — 148
Stash Financial, Series F  — (10,516) —
Stash Financial, Series G  — (7,915) —
Strategic Education  98 16,853 2,847
Strattec Security  (390) 1,670 —
Tonian Holdings, Series A, Non-Voting Shares  — 1 —
Tonian Holdings, Series A, Voting Shares  — — —
Utah Medical Products  (523) (3,202) 262
T. Rowe Price Government Reserve Fund, 5.42% — — 8,146++
Affiliates not held at period end (117,644) 173,676 273
Totals $ (114,615)# $ 64,742 $ 24,282+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
AgroFresh Solutions  $ 15,110 $ — $ 30,268 $ —
American Public Education  13,349 — 26,556 —
Boston Omaha, Class A  46,970 47 26,201 *
CELLINK, Series D  * — — *
Checkr  * — — *
Checkr, Series C  * — — *
CIRCOR International  39,650 56 51,973 —
Clearwater Paper  38,800 9,213 15,838 *
Cleerly, Series C  * — — *
Dogwood State Bank, Non-
Voting Shares  * — — 5,130
Dogwood State Bank, Voting
Shares  * — — 2,520
Dogwood State Bank, Warrants,
5/6/24  * — — 342
Energy Reservoir Holdings,
Class A-1  9,394 — — 12,107
Energy Reservoir Holdings,
Class A-3  144 — — 151
Energy Reservoir Holdings,
Class A-3  1,364 — — 1,531
Epirus, Series C-2  * — — *
Farmers Business Network,
15.00%, 9/29/25  — 10,691 — *
Farmers Business Network,
Warrants, 9/29/33  — — — *
Farmers Business Network,
Series D  * — — *
Farmers Business Network,
Series E  * — — *
Farmers Business Network,
Series F  * — — *
FS Bancorp  19,136 3,126 85 24,636
Gusto  * — — *
Gusto, Series B  * — — *
Gusto, Series B-2  * — — *
Gusto, Series C  * — — *
Gusto, Series D  * — — *
Honor Technology, Series D  * — — *
Honor Technology, Series E  * — — *

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
Horizon Global  $ 1,255 $ — $ 23,858 $ —
IQHQ, REIT  * — — *
James River Group Holdings  47,754 93 22,904 *
John Marshall Bancorp  28,820 1,260 137 23,951
Kobold Metals, Series B-1  * — — *
Live Oak Bancshares  75,105 130 350 112,264
LL Flooring Holdings  12,969 — 38,766 —
Mesosphere, Series D  * — 13,430 —
Metropolitan Bank Holding  * 8,007 172 32,044
Minted, Series E  * — — *
Myers Industries  45,660 72 24,112 *
National Bank Holdings, Class
A  80,117 2,187 6,908 *
Preferred Bank  53,839 9,353 12,697 *
Ranger Energy Services  29,835 63 17,214 *
RGC Resources  12,676 19 13,081 —
Saul Centers, REIT  54,068 97 1,664 51,774
SecurityScorecard, Series E  * — — *
Southern First Bancshares  20,845 25 122 16,766
Stash Financial  * — — *
Stash Financial, 5.00%, 3/23/26  — 9,400 — *
Stash Financial, Series F  * — — *
Stash Financial, Series G  * — — *
Strategic Education  95,042 1,338 5,214 *
Strattec Security  7,164 14 2,967 5,881
Tonian Holdings, Series A, Non-
Voting Shares  10,237 — — 10,238
Tonian Holdings, Series A,
Voting Shares  18,060 — — 18,060
Triumph Group  58,424 115 125,812 —
Triumph Group, Warrants,
12/19/23, 12.35%  1,116 — — —
U.S. Xpress Enterprises, Class
A  3,467 1 8,892 —
Utah Medical Products  24,250 317 7,255 *
T. Rowe Price Government
Reserve Fund, 5.42% 267,249   ¤   ¤ 296,346
Total $ 613,741^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $23,722 of dividend income and $560 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $542,038.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,629,180) $ 10,734,624
Dividends and interest receivable 11,457
Receivable for shares sold 4,649
Receivable for investment securities sold 1,621
Due from affiliates 1,298
Other assets 114
Total assets 10,753,763
Liabilities
Obligation to return securities lending collateral 145,236
Payable for shares redeemed 25,136
Investment management fees payable 5,563
Payable for investment securities purchased 607
Payable to directors 8
Other liabilities 1,222
Total liabilities 177,772
NET ASSETS $ 10,575,991

T. ROWE PRICE Small-Cap Value Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,113,277
Paid-in capital applicable to 203,481,984 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,462,714
NET ASSETS $ 10,575,991
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,531,889; Shares outstanding: 87,173,953) $ 51.99
Advisor Class
(Net assets: $64,746; Shares outstanding: 1,248,024) $ 51.88
I Class
(Net assets: $2,974,784; Shares outstanding: 57,351,113) $ 51.87
Z Class
(Net assets: $3,004,572; Shares outstanding: 57,708,894) $ 52.06

T. ROWE PRICE Small-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $671) $ 154,131
    Interest 1,106
Securities lending 321
Other 14
Total income 155,572
Expenses
Investment management 64,932
Shareholder servicing
Investor Class $ 5,872
Advisor Class 119
I Class 499 6,490
Rule 12b-1 fees
Advisor Class 175
Prospectus and shareholder reports
Investor Class 256
Advisor Class 12
I Class 107
Z Class 2 377
Custody and accounting 355
Proxy and annual meeting 313
Registration 128
Legal and audit 52
Directors 36
Miscellaneous 30
Waived / paid by Price Associates (18,050)
Total expenses 54,838
Net investment income 100,734

T. ROWE PRICE Small-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 370,264
Foreign currency transactions (15)
Net realized gain 370,249
Change in net unrealized gain / loss
Securities 726,038
Other assets and liabilities denominated in foreign currencies 5
Change in net unrealized gain / loss 726,043
Net realized and unrealized gain / loss 1,096,292
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,197,026

T. ROWE PRICE Small-Cap Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 100,734 $ 73,447
Net realized gain 370,249 809,310
Change in net unrealized gain / loss 726,043 (3,421,966)
Increase (decrease) in net assets from operations 1,197,026 (2,539,209)
Distributions to shareholders
Net earnings
Investor Class (145,187) (231,723)
Advisor Class (1,833) (3,628)
I Class (98,724) (154,288)
Z Class (116,548) (162,217)
Decrease in net assets from distributions (362,292) (551,856)
Capital share transactions
*
Shares sold
Investor Class 547,659 855,839
Advisor Class 7,438 15,905
I Class 321,543 1,825,520
Z Class 246,502 177,054
Distributions reinvested
Investor Class 140,718 224,458
Advisor Class 1,794 3,559
I Class 90,127 141,442
Z Class 116,548 162,217
Shares redeemed
Investor Class (1,080,475) (2,719,623)
Advisor Class (27,564) (23,284)
I Class (569,394) (768,152)
Z Class (349,654) (768,514)
Decrease in net assets from capital share
transactions (554,758) (873,579)

T. ROWE PRICE Small-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 279,976 (3,964,644)
Beginning of period 10,296,015 14,260,659
End of period $ 10,575,991 $ 10,296,015
*Share information (000s)
Shares sold
Investor Class 11,165 15,693
Advisor Class 151 285
I Class 6,560 33,178
Z Class 5,003 3,238
Distributions reinvested
Investor Class 2,804 4,501
Advisor Class 36 72
I Class 1,800 2,843
Z Class 2,319 3,251
Shares redeemed
Investor Class (22,084) (49,879)
Advisor Class (554) (440)
I Class (11,680) (14,034)
Z Class (7,053) (14,440)
Decrease in shares outstanding (11,533) (15,732)

T. ROWE PRICE Small-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has four classes of shares: the Small-Cap Value Fund (Investor Class), the Small-Cap
Value Fund–Advisor Class (Advisor Class), the Small-Cap Value Fund–I Class (I Class)
and the Small-Cap Value Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and
Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/

T. ROWE PRICE Small-Cap Value Fund

loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$45,837,000 of net gain on $94,199,000 of in-kind redemptions.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended December 31,
2023, the fund accepted $20,192,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.

T. ROWE PRICE Small-Cap Value Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Small-Cap Value Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Small-Cap Value Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.

T. ROWE PRICE Small-Cap Value Fund

The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 9,614 $ — $ 9,614
Common Stocks 9,999,771 72,910 86,206 10,158,887
Convertible Bonds — — 20,091 20,091
Convertible Preferred Stocks — — 248,004 248,004
Preferred Stocks — — 1,682 1,682
Short-Term Investments 151,110 — — 151,110
Securities Lending Collateral 145,236 — — 145,236
Total $ 10,296,117 $ 82,524 $ 355,983 $ 10,734,624

T. ROWE PRICE Small-Cap Value Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $(160,494,000) for the year ended December 31, 2023.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 212,364 $ (2,128) $ 18,843 $ (142,873) $ 86,206
Convertible Bonds — (597) 20,688 — 20,091
Convertible Preferred Stocks 422,052 (129,325) 3,065 (47,788) 248,004
Preferred Stocks 1,508 174 — — 1,682
Total $ 635,924 $ (131,876) $ 42,596 $ (190,661) $ 355,983

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$86,206 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
1.07 yrs 1.07 yrs Decrease
Market
comparable
Probability
for potential
outcome
20%
– 80%
27% Increase
Enterprise
value to sales
multiple
1.7x
– 11.5x
3.7x Increase
Sales growth
rate
10%
– 55%
16% Increase
Enterprise
value to gross
profit multiple
3.3x
– 15.3x
7.4x Increase
Gross profit
growth rate
10%
– 25%
18% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
12.2x
– 19.3x
15.7x Increase
EBITDA
growth rate
34%
– 125%
91% Increase
Enterprise
value to
gross written
premiums
multiple
1.3x
– 1.6x
1.5x Increase
Gross written
premiums
growth rate
20% 20% Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.7x Increase
Projected
enterprise
value to sales
multiple
1.1x
– 1.3x
1.2x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Tangible book
value growth
rate
3% – 7% 6% Increase
Discount for
liquidation
preference
—# —# —#
Discount
to public
company
multiples
31%
– 52%
42% Decrease

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options Pricing
Model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 35%
– 41%
35% Increase
Convertible
Bonds
$20,091 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount for
uncertainty
100% 100% Decrease
Convertible
Preferred
Stocks
$248,004 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
conversion
ratio rights
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
Comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 80%
34% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
1.0x
– 11.5x
5.8x Increase
Sales growth
rate
1%
– 129%
33% Increase
Enterprise
value to gross
profit multiple
1.5x
– 15.3x
9.0x Increase
Gross profit
growth rate
5%
– 35%
24% Increase
Enterprise
value to
EBITDA
multiple
19.3x 19.3x Increase
Enterprise
value to
gross written
premiums
multiple
1.3x
– 1.6x
1.5x Increase
Gross written
premiums
growth rate
20% 20% Increase
Projected
enterprise
value to sales
multiple
1.1x
– 17.6x
11.6x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Price to
tangible book
value multiple
2.1x
– 2.7x
2.4x Increase
Tangible book
value growth
rate
3% – 7% 5% Increase

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
to public
company
multiples
31%
– 52%
42% Decrease
Discount rate
for cost of
capital
15%
– 25%
22% Decrease
Discount for
uncertainty
80%
– 100%
92% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$1,682 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$137,722,000; the value of cash collateral and related investments was $145,236,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,765,195,000 and $3,404,331,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Small-Cap Value Fund

Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 89,589 $ 87,730
Long-term capital gain 272,703 464,126
Total distributions $ 362,292 $ 551,856
($000s)
Cost of investments $ 7,648,225
Unrealized appreciation $ 3,724,908
Unrealized depreciation (638,505)
Net unrealized appreciation (depreciation) $ 3,086,403
($000s)
Undistributed ordinary income $ 9,461
Undistributed long-term capital gain 14,310
Net unrealized appreciation (depreciation) 3,086,403
Other temporary differences 3,103
Total distributable earnings (loss) $ 3,113,277

T. ROWE PRICE Small-Cap Value Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.

T. ROWE PRICE Small-Cap Value Fund

Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Small-Cap Value Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $115,000 for Price Associates; $2,070,000 for T. Rowe Price Services, Inc.; and
$575,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(18,050)

T. ROWE PRICE Small-Cap Value Fund

organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2023, these reimbursements amounted to
$1,059,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-
sponsored mutual funds at rates beneficial to both the borrowing and lending funds.
Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31,
2023, the fund earned $2,000 in interest income related to loans made to other funds on two days in the average amount of $5,750,000 and at an average annual rate of 6.95%. At
December 31, 2023, there were no loans outstanding.

T. ROWE PRICE Small-Cap Value Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Small-Cap Value
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Value Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $377,023,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $117,688,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $109,961,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Small-Cap Value Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Small-Cap Value Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Small-Cap Value Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Small-Cap Value Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Small-Cap Value Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Value Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Small-Cap Value Fund  Principal Occupation(s)
Francisco Alonso (1978)
Vice President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Paul Cho (1986)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Dean Ebozue (1992)
Vice President
Employee, T. Rowe Price; formerly, student,
Columbia Business School (to 2021), Investment
Consultant, Morgan Stanley (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Value Fund

Name (Year of Birth)
Position Held With Small-Cap Value Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Christopher T. Fortune (1973)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Christian M. O’Neill (1969)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Curt J. Organt, CFA (1968)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Simon Paterson (1978)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Partner, Senior
Equity Analyst, Brown Advisory (to 2020)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Robert T. Quinn (1972)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Alexander P. Roik, CFA (1991)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Small-Cap Value Fund

Name (Year of Birth)
Position Held With Small-Cap Value Fund  Principal Occupation(s)
Farris G. Shuggi (1984)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
J. David Wagner, CFA (1974)
President
Vice President, Price Investment
Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Nina Xu  (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282491 F46-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	15,809	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2024